Allowance for expected credit losses (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of allowance for expected credit losses [Abstract]
Disclosure of impairment allowances	The table below analyses total ECL allowance by portfolio, separately identifying the amounts that have been modelled, those that have been individually assessed and those arising through the application of judgemental adjustments.

At 30 June 2026	Modelled ECL £m	Individually assessed £m	Judgemental adjustments £m	Total ECL £m

UK mortgages	602	–	67	669
Credit cards	589	–	56	645
Other Retail	909	–	73	982
Commercial Banking	535	369	(54)	850
Other	1	–	–	1
Total	2,636	369	142	3,147

At 31 December 2025
UK mortgages	623	–	108	731
Credit cards	540	–	63	603
Other Retail	916	–	75	991
Commercial Banking	542	354	(21)	875
Other	1	–	–	1
Total	2,622	354	225	3,201

Disclosure of generation of multiple economic assumptions by quarter and by year

At 30 June 2026	2026%	2027%	2028%	2029%	2030%	2026 to 2030 average %

Upside
Gross domestic product growth	1.4	2.4	1.9	1.6	1.6	1.8
Unemployment rate	4.8	3.7	3.1	3.1	3.3	3.6
House price growth	1.8	4.5	7.7	7.5	6.0	5.5
Commercial real estate price growth	3.3	6.6	3.1	2.0	0.7	3.1
UK Bank Rate	3.85	4.79	5.19	5.46	5.65	4.99
CPI inflation	3.1	2.5	2.2	2.7	3.0	2.7

Base case
Gross domestic product growth	1.0	1.0	1.5	1.6	1.6	1.4
Unemployment rate	5.2	5.4	5.0	4.7	4.7	5.0
House price growth	0.9	1.2	2.0	3.4	3.4	2.2
Commercial real estate price growth	(0.3)	0.0	0.9	0.8	0.0	0.3
UK Bank Rate	3.75	3.63	3.50	3.50	3.50	3.58
CPI inflation	3.1	2.4	1.8	1.8	2.0	2.2

Downside
Gross domestic product growth	0.6	(1.2)	0.5	1.4	1.7	0.6
Unemployment rate	5.6	7.5	7.7	7.3	7.0	7.0
House price growth	0.0	(2.4)	(5.4)	(3.2)	(1.3)	(2.5)
Commercial real estate price growth	(3.5)	(8.7)	(3.2)	(2.1)	(2.7)	(4.0)
UK Bank Rate	3.65	2.04	1.04	0.71	0.49	1.59
CPI inflation	3.1	2.3	1.2	0.7	0.6	1.6

Severe downside
Gross domestic product growth	0.1	(3.3)	(0.1)	1.2	1.5	(0.1)
Unemployment rate	6.2	10.1	10.4	9.8	9.3	9.2
House price growth	(1.0)	(5.1)	(12.4)	(9.2)	(6.0)	(6.8)
Commercial real estate price growth	(8.6)	(17.8)	(8.7)	(6.5)	(6.1)	(9.6)
UK Bank Rate	3.49	0.64	0.07	0.02	0.01	0.85
CPI inflation	3.1	2.2	0.6	(0.5)	(1.0)	0.9

Probability-weighted
Gross domestic product growth	0.9	0.4	1.1	1.5	1.6	1.1
Unemployment rate	5.3	6.0	5.8	5.5	5.4	5.6
House price growth	0.7	0.5	0.0	1.4	1.8	0.9
Commercial real estate price growth	(1.0)	(2.4)	(0.6)	(0.4)	(1.2)	(1.1)
UK Bank Rate	3.72	3.20	2.93	2.90	2.89	3.13
CPI inflation	3.1	2.3	1.6	1.5	1.6	2.0
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Allowance for expected credit losses (continued)

At 31 December 2025	2025%	2026%	2027%	2028%	2029%	2025 to 2029 average %

Upside
Gross domestic product growth	1.4	2.0	2.3	1.6	1.6	1.8
Unemployment rate	4.8	4.2	3.2	3.1	3.2	3.7
House price growth	0.8	3.5	7.1	6.9	6.0	4.8
Commercial real estate price growth	1.2	7.9	4.9	1.7	0.8	3.2
UK Bank Rate	4.13	3.94	4.59	5.07	5.33	4.61
CPI inflation	3.4	2.6	2.4	2.8	3.1	2.9

Base case
Gross domestic product growth	1.4	1.2	1.4	1.5	1.6	1.4
Unemployment rate	4.8	5.2	4.8	4.6	4.5	4.8
House price growth	0.8	1.6	1.9	2.2	3.1	1.9
Commercial real estate price growth	1.2	0.6	1.7	0.5	0.2	0.9
UK Bank Rate	4.13	3.44	3.25	3.44	3.50	3.55
CPI inflation	3.4	2.6	2.2	2.2	2.3	2.6

Downside
Gross domestic product growth	1.4	(0.3)	(0.5)	1.1	1.6	0.7
Unemployment rate	4.8	6.6	7.5	7.4	7.0	6.7
House price growth	0.8	(0.2)	(4.7)	(5.7)	(2.8)	(2.6)
Commercial real estate price growth	1.2	(7.1)	(4.2)	(2.7)	(2.3)	(3.1)
UK Bank Rate	4.13	2.74	1.09	0.75	0.52	1.85
CPI inflation	3.4	2.6	2.0	1.4	1.0	2.1

Severe downside
Gross domestic product growth	1.4	(1.9)	(1.8)	0.7	1.4	0.0
Unemployment rate	4.8	8.3	10.2	9.9	9.4	8.5
House price growth	0.8	(1.2)	(11.1)	(12.2)	(7.8)	(6.5)
Commercial real estate price growth	1.2	(17.4)	(9.8)	(7.4)	(5.4)	(8.0)
UK Bank Rate	4.13	1.91	0.10	0.03	0.01	1.24
CPI inflation	3.4	2.6	1.7	0.5	(0.4)	1.6

Probability-weighted
Gross domestic product growth	1.4	0.7	0.8	1.3	1.6	1.2
Unemployment rate	4.8	5.6	5.7	5.5	5.4	5.4
House price growth	0.8	1.3	0.2	(0.2)	1.1	0.6
Commercial real estate price growth	1.2	(1.3)	(0.3)	(0.9)	(0.9)	(0.4)
UK Bank Rate	4.13	3.23	2.69	2.78	2.81	3.13
CPI inflation	3.4	2.6	2.2	2.0	1.9	2.4
Gross domestic product growth is presented quarter-on-quarter. House price growth, commercial real estate price growth and CPI inflation are presented year-on-year, i.e. from the equivalent quarter in the previous year.
Unemployment rate and UK Bank Rate are presented as at the end of each quarter.

At 30 June 2026	First quarter 2026%	Second quarter 2026%	Third quarter 2026%	Fourth quarter 2026%	First quarter 2027%	Second quarter 2027%	Third quarter 2027%	Fourth quarter 2027%

Gross domestic product growth	0.6	0.1	0.1	0.2	0.3	0.3	0.3	0.3
Unemployment rate	5.0	5.0	5.2	5.4	5.5	5.4	5.3	5.2
House price growth	0.8	0.5	0.3	0.9	0.6	1.2	1.4	1.2
Commercial real estate price growth	0.8	0.3	(0.2)	(0.3)	(0.3)	(0.2)	(0.1)	0.0
UK Bank Rate	3.75	3.75	3.75	3.75	3.75	3.75	3.50	3.50
CPI inflation	3.1	2.8	3.0	3.3	2.9	2.5	2.0	1.9

At 31 December 2025	First quarter 2025%	Second quarter 2025%	Third quarter 2025%	Fourth quarter 2025%	First quarter 2026%	Second quarter 2026%	Third quarter 2026%	Fourth quarter 2026%

Gross domestic product growth	0.7	0.3	0.1	0.3	0.3	0.3	0.4	0.4
Unemployment rate	4.5	4.7	5.0	5.1	5.3	5.3	5.2	5.1
House price growth	2.9	2.7	1.3	0.8	1.3	1.6	1.6	1.6
Commercial real estate price growth	2.5	2.6	2.6	1.2	0.5	0.2	0.1	0.6
UK Bank Rate	4.50	4.25	4.00	3.75	3.75	3.50	3.25	3.25
CPI inflation	2.8	3.5	3.8	3.7	3.3	2.6	2.2	2.2

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [text block]	Movement in expected credit loss allowance

	Opening ECL at 31 Dec 2025 £m	Write-offs and other £m	Income statement charge (credit) £m	Net ECL increase (decrease) £m	Closing ECL at 30 Jun 2026 £m

UK mortgages	731	(101)	39	(62)	669
Credit cards	603	(222)	264	42	645
Other Retail	991	(271)	262	(9)	982
Retail	2,325	(594)	565	(29)	2,296
Commercial Banking	875	(72)	47	(25)	850
Other	1	–	–	–	1
Total	3,201	(666)	612	(54)	3,147

	Opening ECL at 31 Dec 2024 £m	Write-offs and other £m	Income statement charge (credit) £m	Net ECL increase (decrease) £m	Closing ECL at 30 Jun 2025 £m

UK mortgages	852	(10)	(133)	(143)	709
Credit cards	674	(215)	200	(15)	659
Other Retail	950	(215)	275	60	1,010
Retail	2,476	(440)	342	(98)	2,378
Commercial Banking	976	(80)	99	19	995
Other	1	(1)	1	–	1
Total	3,453	(521)	442	(79)	3,374

	Opening ECL at 30 Jun 2025 £m	Write-offs and other £m	Income statement charge (credit) £m	Net ECL increase (decrease) £m	Closing ECL at 31 Dec 2025 £m

UK mortgages	709	(51)	73	22	731
Credit cards	659	(177)	121	(56)	603
Other Retail	1,010	(217)	198	(19)	991
Retail	2,378	(445)	392	(53)	2,325
Commercial Banking	995	(80)	(40)	(120)	875
Other	1	2	(2)	–	1
Total	3,374	(523)	350	(173)	3,201